Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans
The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

		Benefit Obligations			Net Periodic Benefit Cost
		2012	2011	2010	2012	2011	2010
Discount rate
Qualified pension		4.35%	5.10%	5.70%	5.10%	5.70%	6.05%
Nonqualified pension		3.85%	4.75%	5.10%	4.75%	5.10%	5.55%
Other nonqualified pension		3.20%	4.40%	4.75%	4.40%	4.75%	5.35%
Postretirement benefits		3.80% - 4.55%	4.75% - 5.25%	5.25% - 5.95%	4.75% - 5.25%	5.25% - 5.95%	5.65% - 6.25%
Expected long-term rate of return
Qualified pension/postretirement benefits		6.05%	6.90%	8.00%	6.90%	8.00%	8.05%
Postretirement benefit (retirees prior to January 1, 1993)		3.93%	4.49%	5.20%	4.49%	5.20%	5.23%
Rate of compensation increase	(a)	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

Schedule Of Assumed Health Care Cost Trend Rates Used In Other Employee Benefit Plan
The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2012		2011
Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline
(the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2017	2017

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Table Text Block
The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease
Adjusted total service and interest cost components	$1,068	$(1,006)
Adjusted postretirement benefit obligation at end of plan year	21,081	(19,481)

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2012, 2011 and 2010 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost
Service cost	$14,800	$15,358	$15,225	$467	$542	$515
Interest cost	33,040	32,823	31,441	2,298	2,213	2,277
Expected return on plan assets	(39,813)	(46,885)	(47,534)	(915)	(1,188)	(1,161)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	736	986	987
Prior service cost/(credit)	398	417	419	(9)	(9)	(8)
Actuarial (gain)/loss	35,999	21,219	14,771	(488)	(1,057)	(1,048)
Net periodic benefit cost	44,424	22,932	14,322	2,089	1,487	1,562
ASC 715 curtailment/settlement expense (a)	1,231	-	-	-	-	-
ASC 715 special termination benefits	-	258	-	-	-	-
Total periodic benefit costs	$45,655	$23,190	$14,322	$2,089	$1,487	$1,562

In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2012 and 2011:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$670,056	$589,715	$45,868	$41,274
Service cost	14,800	15,358	467	542
Interest cost	33,040	32,823	2,298	2,213
Actuarial (gain)/loss	76,021	53,671	7,815	3,722
Actual benefits paid	(26,970)	(21,769)	(1,933)	(2,164)
Expected Medicare Part D reimbursement	-	-	201	281
Special termination benefits	-	258	-	-
Benefit obligation, end of year	$766,947	$670,056	$54,716	$45,868

Change in Plan Assets
Fair value of plan assets, beginning of year	$575,790	$549,616	$14,615	$16,273
Actual return on plan assets	78,172	44,272	1,266	331
Employer contributions	6,980	3,671	340	175
Actual benefits paid - settlement payments	(3,477)	-	(1,933)	(2,164)
Actual benefits paid - other payments	(23,493)	(21,769)	-	-
Fair value of plan assets, end of year	$633,972	$575,790	$14,288	$14,615

Funded status of the plans	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Amounts Recognized in the Statements of
Financial Condition
Other liabilities	(132,975)	(94,266)	(40,428)	(31,253)
Net asset/(liability) at end of year	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis
	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$-	$$736
Prior service cost/(credit)	1,280	1,678	639	630
Net actuarial (gain)/loss	324,513	324,081	480	(7,472)
Total	$325,793	$325,759	$1,119	$(6,106)

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2012 and 2011 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$37,646	$56,374	$7,464	$4,579
Prior service cost arising during measurement period	-	-	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(736)	(986)
Prior service credit/(cost)	(398)	(417)	9	9
Net actuarial gain/(loss)	(37,230)	(21,219)	488	1,057
Total recognized in other comprehensive income	$18	$34,738	$7,225	$4,659

Schedule Of Estimated Amounts In Accumulated Other Comprehensive Income Loss To Be Recognized Over Next Fiscal Year Into Net Periodic Benefit Cost
The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Net transition obligation	$-	$-	$-	$736
Prior service cost/(credit)	353	398	34	(9)
Net actuarial (gain)/loss	9,601	35,297	67	(611)

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

	Pension	Other	Medicare
(Dollars in thousands)	Benefits	Benefits	Reimbursements
2013	$28,103	$2,708	$377
2014	29,354	2,825	-
2015	31,979	2,927	-
2016	34,433	3,018	-
2017	36,532	3,103	-
2018-2021	216,189	16,493	-

Schedule of Fair Value of Pension Plan Assets By Asset Category
	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$10,198	$-	$-	$10,198
Equity securities:
U.S. mid and small capital	67,263	-	-	67,263
Mutual funds	364	-	-	364
Fixed income securities:
U.S. treasuries	-	7,778	-	7,778
Corporate and foreign bonds	-	180,309	-	180,309
Common and collective funds:
Corporate and foreign bonds	-	194,205	-	194,205
U.S. large capital	-	112,311	-	112,311
International	-	61,544	-	61,544
Total	$77,825	$556,147	$-	$633,972

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. mid and small capital	69,466	-	-	69,466
Mutual funds	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279
Total	$77,964	$497,826	$-	$575,790

Schedule Of Fair Value Of Retiree Medical Plan Assets [Table Text Block]
The fair value of FHN's retiree medical plan assets at December 31, 2012 and December 31, 2011 by asset category are as follows:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$632	$-	$-	$632
Equity securities:
U.S. small capital	1,428	-	-	1,428
Mutual funds:
Equity mutual funds	7,312	-	-	7,312
Fixed income mutual funds	4,260	-	-	4,260
Fixed income securities:
U.S. treasuries	-	139	-	139
Corporate and foreign bonds	-	517	-	517
Total	$13,632	$656	$-	$14,288

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499
Total	$13,857	$758	$-	$14,615

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2012 and 2011.